UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Fundamental Global
Real Estate Index Fund
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: February 28, 2025

Item 1: Report(s) to Shareholders.

Annual Report |
February 28, 2025
Schwab Fundamental Global Real Estate Index Fund
Ticker Symbol: SFREX

This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Global Real Estate Index Fund	$42	0.39%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund returned 13.56%. The MSCI ACWI Index (Net)
1
, which serves
as the fund’s regulatory index and provides a broad measure of market performance, returned 15.06%. The fund does not seek to track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the
Russell RAFI™ Global Select Real Estate Index (Net)
1
which returned 12.02% to generally investing in securities that are included in the RAFI Fundamental High Liquidity Global Real Estate Index (Net)
1
which returned 12.43%. The Fundamental Global Real Estate
Spliced Index returned 12.21%.
Top contributors to total return:
■

Securities from the United States, including Welltower, Inc.
■

Chinese securities
Top detractors from total return:
■

Securities from Hong Kong, including New World Development Co. Ltd.
■

Philippine securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental Global Real Estate Index Fund | Annual Report
1
REG127159-00  00312269

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 28, 2015 - February 28, 2025)
1,2,3

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Global Real Estate Index Fund (10/22/2014) 1,2	13.56%	0.44%	2.60%
MSCI ACWI Index (Net) 3,4	15.06%	12.79%	9.11%
RAFI Fundamental High Liquidity Global Real Estate Index (Net) 3,5	12.43%	N/A	N/A
Russell RAFI™ Global Select Real Estate Index (Net) 3	12.02%	-0.05%	2.14%
Fundamental Global Real Estate Spliced Index	12.21%	-0.02%	2.16%
FTSE EPRA Nareit Global Index (Net) 3	9.22%	0.47%	1.95%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Global Real Estate Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Global Real Estate Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI ACWI Index (Net). The MSCI ACWI Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Global Select Real Estate Index (Net) to the RAFI Fundamental High Liquidity
Global Real Estate Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Global Real Estate Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
2
Schwab Fundamental Global Real Estate Index Fund | Annual Report

Statistics

Net Assets (thousands)	$76,670
Number of Holdings (excludes derivatives)	384
Portfolio Turnover Rate	26%
Advisory Fees Paid by the Fund	$306,670
Weighted Average Market Cap (millions)	$22,304
Price/Earnings Ratio (P/E)	17.7
Price/Book Ratio (P/B)	0.8
Qualified Dividend Income	$958,092
Qualified Business Income Deduction (199A)	$1,155,927
Industry Weightings % of Investments
1

Top Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Represents an aggregate of industry weightings, none of which represent more than 1.0% of investments.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental Global Real Estate Index Fund | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since March 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ Global Select Real Estate Index to the RAFI
Fundamental High Liquidity Global Real Estate Index.
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of global real estate equities based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund will generally invest in stocks that are included in its comparative index.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental Global Real Estate Index Fund | Annual Report

Item 2:	Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

Registrant is composed of fifty-two operational series. One series has a fiscal year-end of the last day of February, whose annual financial statements are reported in Item 1, twelve series have a fiscal year-end of March 31, thirty-six series have a fiscal year-end of October 31, and three series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the fifty-two operational series during 2024/2025 and 2023/2024, based on their respective 2024/2025 and 2023/2024 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees[2]		(c) Tax Fees[3]		(d) All Other Fees
Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024
$1,292,600	$1,272,477	$95,400	$95,400	$170,820	$170,820	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[3]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2024/2025: $1,787,029	2023/2024: $	4,105,914

(h)

During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 7 of this Form.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | February 28, 2025
Schwab Fundamental Global Real Estate Index Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.

Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
1

Schwab Fundamental Global Real Estate Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21
Per-Share Data
Net asset value at beginning of period	$8.74	$9.35	$11.48	$11.05	$11.06
Income (loss) from investment operations:
Net investment income (loss)[1]	0.29	0.30	0.30	0.34	0.30
Net realized and unrealized gains (losses)	0.87	(0.58)	(2.16)	0.44	0.05
Total from investment operations	1.16	(0.28)	(1.86)	0.78	0.35
Less distributions:
Distributions from net investment income	(0.34)	(0.33)	(0.27)	(0.35)	(0.34)
Distributions from net realized gains	—	—	—	—	(0.02)
Total distributions	(0.34)	(0.33)	(0.27)	(0.35)	(0.36)
Net asset value at end of period	$9.56	$8.74	$9.35	$11.48	$11.05
Total return	13.56%	(3.09%)	(16.30%)	7.02%	3.62%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%	0.39%[2]	0.39%	0.39%
Net investment income (loss)	3.18%	3.46%	3.01%	2.86%	3.17%
Portfolio turnover rate	26%	16%	32%	32%	25%
Net assets, end of period (x 1,000)	$76,670	$79,215	$104,272	$134,050	$156,761

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of February 28, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Australia 3.2%
Charter Hall Group	14,047	149,971
Charter Hall Retail REIT	4,884	10,187
Cromwell Property Group	174,719	42,991
Dexus	41,762	190,272
Goodman Group	15,479	303,022
GPT Group	58,053	166,890
HomeCo Daily Needs REIT	753	559
Mirvac Group	236,200	304,967
National Storage REIT	6,820	9,177
REA Group Ltd.	116	17,338
Region RE Ltd.	41,526	53,081
Scentre Group	243,238	511,114
Stockland	130,616	414,604
Vicinity Ltd.	195,626	266,014
Waypoint REIT Ltd.	7,047	10,581
		2,450,768

Belgium 0.3%
Aedifica SA	949	61,050
Cofinimmo SA	1,485	90,308
Warehouses De Pauw CVA	2,727	59,260
		210,618

Brazil 0.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,957	63,286
Multiplan Empreendimentos Imobiliarios SA	1,717	6,110
		69,396

Canada 2.3%
Allied Properties Real Estate Investment Trust	9,004	105,241
Altus Group Ltd.	305	11,542
Artis Real Estate Investment Trust	12,153	64,682
Boardwalk Real Estate Investment Trust	995	43,871
Canadian Apartment Properties REIT	5,496	153,208
Chartwell Retirement Residences	2,746	31,887
Choice Properties Real Estate Investment Trust	9,450	89,487
Colliers International Group, Inc.	712	91,538
Crombie Real Estate Investment Trust	7,988	77,961
CT Real Estate Investment Trust	3,218	32,497
Dream Industrial Real Estate Investment Trust	5,260	42,393
First Capital Real Estate Investment Trust	13,150	150,247
FirstService Corp.	786	138,571
Granite Real Estate Investment Trust	1,324	60,913
H&R Real Estate Investment Trust	26,072	181,652
Killam Apartment Real Estate Investment Trust	4,103	46,284
NorthWest Healthcare Properties Real Estate Investment Trust	15,749	52,905
RioCan Real Estate Investment Trust	20,058	268,826
SmartCentres Real Estate Investment Trust	6,154	108,426
		1,752,131

SECURITY	NUMBER OF SHARES	VALUE ($)
China 8.9%
Agile Group Holdings Ltd. *	3,595,000	315,546
A-Living Smart City Services Co. Ltd.	212,500	78,847
C&D International Investment Group Ltd.	56,719	112,606
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	47,500	64,060
China Resources Land Ltd.	349,000	1,168,660
China Resources Mixc Lifestyle Services Ltd.	800	3,325
China SCE Group Holdings Ltd. *	699,000	12,413
China Vanke Co. Ltd., A Shares *	346,700	369,377
China Vanke Co. Ltd., H Shares *	697,700	595,166
CIFI Holdings Group Co. Ltd. *	4,514,000	160,164
Country Garden Services Holdings Co. Ltd.	275,900	201,479
ESR Group Ltd.	2,400	3,757
Gemdale Corp., A Shares	128,900	84,418
Gemdale Properties & Investment Corp. Ltd.	510,000	17,043
Greenland Holdings Corp. Ltd., A Shares *	211,300	55,017
Greentown China Holdings Ltd.	193,000	286,349
Greentown Service Group Co. Ltd.	90,000	44,995
Guangzhou R&F Properties Co. Ltd., H Shares *	2,245,822	414,602
Hopson Development Holdings Ltd. *	247,300	102,095
KE Holdings, Inc., ADR	18,110	403,310
KWG Group Holdings Ltd. *	329,500	17,255
Logan Group Co. Ltd. *	122,000	16,362
Longfor Group Holdings Ltd.	581,000	799,867
Midea Real Estate Holding Ltd. *	98,600	38,796
Onewo, Inc., H Shares	16,400	47,525
Poly Developments & Holdings Group Co. Ltd., A Shares	170,800	204,293
Powerlong Real Estate Holdings Ltd. *(a)	384,000	24,502
Seazen Group Ltd. *	1,584,000	431,004
Seazen Holdings Co. Ltd., A Shares *	33,700	62,199
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares	12,500	15,250
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	185,800	63,026
Shui On Land Ltd.	1,149,500	103,658
Sunac China Holdings Ltd. *(a)	1,593,000	466,261
		6,783,227

France 2.0%
Altarea SCA	312	33,854
Carmila SA	3,835	68,983
Covivio SA	3,123	170,156
Gecina SA	2,081	195,069
ICADE	5,276	123,160
Klepierre SA	10,272	326,352
Mercialys SA	7,742	85,731
Nexity SA *	14,751	162,895
Unibail-Rodamco-Westfield *	4,670	395,625
		1,561,825

Germany 2.0%
BRANICKS Group AG *	3,206	8,248
Deutsche Wohnen SE	358	9,031
LEG Immobilien SE	2,464	204,572
TAG Immobilien AG *	11,077	162,447
Vonovia SE	37,297	1,155,202
		1,539,500

See financial notes
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
3

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Guernsey 0.1%
Sirius Real Estate Ltd.	41,631	41,213

Hong Kong 10.2%
China Jinmao Holdings Group Ltd.	2,871,000	410,647
China Overseas Grand Oceans Group Ltd.	637,000	163,438
China Overseas Land & Investment Ltd.	819,000	1,518,684
CK Asset Holdings Ltd.	182,950	796,763
Fortune Real Estate Investment Trust	101,000	54,486
Hang Lung Group Ltd.	102,000	141,616
Hang Lung Properties Ltd.	151,697	127,299
Henderson Land Development Co. Ltd.	69,866	191,278
Hongkong Land Holdings Ltd.	77,727	351,832
Hysan Development Co. Ltd.	50,500	87,023
Jiayuan International Group Ltd. *(b)	534,000	0
Kerry Properties Ltd.	110,500	227,803
Link REIT	92,500	420,420
New World Development Co. Ltd. (a)	550,460	341,714
Poly Property Group Co. Ltd.	834,000	165,412
Shanghai Industrial Holdings Ltd.	89,000	131,431
Shenzhen Investment Ltd.	504,000	53,789
Shinsun Holdings Group Co. Ltd. *(b)	1,290,000	0
Sino Land Co. Ltd.	200,204	200,488
Sino-Ocean Group Holding Ltd. *	892,000	30,691
Sun Hung Kai Properties Ltd.	133,342	1,254,949
Swire Pacific Ltd., A Shares	43,500	361,053
Swire Pacific Ltd., B Shares	82,500	114,118
Swire Properties Ltd.	54,800	108,723
Wharf Holdings Ltd.	56,000	130,188
Wharf Real Estate Investment Co. Ltd.	98,400	256,398
Yuexiu Property Co. Ltd.	301,359	205,053
		7,845,296

Israel 0.5%
Alony Hetz Properties & Investments Ltd.	8,088	77,602
Ashtrom Group Ltd. *	2,729	44,771
Azrieli Group Ltd.	762	58,170
Elco Ltd.	1,215	54,885
G City Ltd.	18,884	65,340
Melisron Ltd.	520	45,963
Mivne Real Estate KD Ltd.	19,301	57,632
		404,363

Japan 10.4%
Activia Properties, Inc.	28	63,448
Advance Residence Investment Corp.	76	72,319
Aeon Mall Co. Ltd.	11,200	151,421
AEON REIT Investment Corp.	85	74,345
Comforia Residential REIT, Inc.	5	8,926
Daito Trust Construction Co. Ltd.	6,970	724,377
Daiwa House REIT Investment Corp.	76	125,068
Daiwa Office Investment Corp.	23	44,772
Daiwa Securities Living Investments Corp.	71	41,883
Frontier Real Estate Investment Corp.	90	47,391
Fukuoka REIT Corp.	10	9,576
GLP J-Reit	115	97,966
Heiwa Real Estate Co. Ltd.	1,700	52,584
Hulic Co. Ltd.	26,600	248,337
Hulic Reit, Inc.	10	9,936
Industrial & Infrastructure Fund Investment Corp.	74	58,489
Invincible Investment Corp.	111	47,355
Japan Excellent, Inc.	61	52,133
Japan Hotel REIT Investment Corp.	103	47,663
SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Logistics Fund, Inc.	75	44,440
Japan Metropolitan Fund Invest	272	166,854
Japan Prime Realty Investment Corp.	37	84,896
Japan Real Estate Investment Corp.	230	165,170
Japan Wool Textile Co. Ltd.	6,200	54,869
KDX Realty Investment Corp.	89	94,748
LaSalle Logiport REIT	11	10,770
Mirarth Holdings, Inc.	3,300	11,232
Mitsubishi Estate Co. Ltd.	72,000	1,058,958
Mitsui Fudosan Co. Ltd.	158,300	1,377,078
Mori Hills REIT Investment Corp.	13	11,326
Nippon Accommodations Fund, Inc.	65	49,766
Nippon Building Fund, Inc.	245	202,465
Nippon Kanzai Holdings Co. Ltd.	700	12,088
Nippon Prologis REIT, Inc.	58	95,454
NIPPON REIT Investment Corp.	20	11,035
Nomura Real Estate Holdings, Inc.	10,300	294,028
Nomura Real Estate Master Fund, Inc.	177	165,055
NTT UD REIT Investment Corp.	61	53,732
Open House Group Co. Ltd.	1,400	51,260
Orix JREIT, Inc.	111	125,741
Pressance Corp.	200	3,170
Relo Group, Inc.	6,100	76,924
Sekisui House Reit, Inc.	131	67,851
Starts Corp., Inc.	4,200	114,019
Sumitomo Realty & Development Co. Ltd.	21,000	732,461
Sun Frontier Fudousan Co. Ltd.	900	11,651
Token Corp.	1,200	100,903
Tokyo Tatemono Co. Ltd.	15,500	247,513
Tokyu Fudosan Holdings Corp.	61,800	403,504
United Urban Investment Corp.	123	121,356
		7,998,306

Jersey 0.2%
International Workplace Group PLC	56,895	143,168

Luxembourg 0.4%
Aroundtown SA *	81,668	234,065
Grand City Properties SA *	6,400	72,574
		306,639

Mexico 0.4%
Corp. Inmobiliaria Vesta SAB de CV	3,494	8,178
FIBRA Macquarie Mexico	31,993	49,093
Fibra Uno Administracion SA de CV	205,018	222,334
Prologis Property Mexico SA de CV	8,492	26,859
		306,464

Netherlands 0.3%
Eurocommercial Properties NV	2,672	67,653
NEPI Rockcastle NV *	24,578	176,683
Wereldhave NV	920	14,928
		259,264

Philippines 0.7%
Alliance Global Group, Inc.	477,400	53,509
Ayala Corp.	18,520	176,794
Ayala Land, Inc.	303,032	113,556
Megaworld Corp.	1,166,000	35,044
Robinsons Land Corp.	48,100	9,942
SM Prime Holdings, Inc.	262,900	101,369
		490,214

See financial notes
4
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore 1.3%
CapitaLand Ascendas REIT	96,788	184,461
CapitaLand Ascott Trust	89,380	57,019
CapitaLand China Trust	18,600	9,157
CapitaLand Integrated Commercial Trust	106,775	156,067
CapitaLand Investment Ltd.	17,938	34,106
City Developments Ltd. (b)	36,700	126,525
ESR-REIT	24,600	4,373
Frasers Logistics & Commercial Trust	66,100	40,929
Keppel DC REIT	1,737	2,669
Manulife U.S. Real Estate Investment Trust *	108,400	7,962
Mapletree Industrial Trust	46,744	68,613
Mapletree Logistics Trust	78,131	71,292
Mapletree Pan Asia Commercial Trust	65,827	57,599
Suntec Real Estate Investment Trust	14,700	12,407
UOL Group Ltd.	36,080	144,425
		977,604

South Africa 0.8%
Fortress Real Estate Investments Ltd., Class B	60,705	63,884
Growthpoint Properties Ltd.	325,459	221,520
Hyprop Investments Ltd.	33,600	76,682
Redefine Properties Ltd.	652,268	153,027
Resilient REIT Ltd.	18,949	60,007
Vukile Property Fund Ltd.	62,902	59,305
		634,425

Spain 0.3%
Inmobiliaria Colonial Socimi SA	11,841	69,539
Merlin Properties Socimi SA	16,485	177,725
		247,264

Sweden 0.7%
Castellum AB *	12,662	141,011
Corem Property Group AB, B Shares	45,608	22,136
Fabege AB	7,117	56,776
Fastighets AB Balder, B Shares *	11,416	80,967
Nyfosa AB *	375	3,465
Pandox AB	2,948	54,759
Sagax AB, B Shares	1,766	36,648
Samhallsbyggnadsbolaget i Norden AB (a)	172,640	65,769
Samhallsbyggnadsbolaget i Norden AB, D Shares	4,979	2,927
Wihlborgs Fastigheter AB	7,342	71,134
		535,592

Switzerland 0.8%
Allreal Holding AG	621	118,538
Mobimo Holding AG	236	80,489
PSP Swiss Property AG	828	122,002
Swiss Prime Site AG	2,642	304,665
		625,694

Taiwan 0.2%
Chong Hong Construction Co. Ltd.	1,000	2,911
Farglory Land Development Co. Ltd.	6,000	14,116
Highwealth Construction Corp.	17,884	23,896
Huaku Development Co. Ltd.	14,800	52,014
Kindom Development Co. Ltd.	9,000	14,999
SECURITY	NUMBER OF SHARES	VALUE ($)
Ruentex Development Co. Ltd.	38,273	48,975
		156,911

Thailand 0.6%
3BB Internet Infrastructure Fund *	258,600	49,567
AP Thailand PCL NVDR	61,761	16,203
Central Pattana PCL NVDR	74,400	107,504
Digital Telecommunications Infrastructure Fund, Class F	36,700	10,686
Land & Houses PCL NVDR	710,311	92,111
Pruksa Holding PCL NVDR	132,100	18,555
Sansiri PCL NVDR	1,435,783	70,327
Supalai PCL NVDR	145,282	73,166
		438,119

United Arab Emirates 1.6%
Aldar Properties PJSC	72,509	176,399
Emaar Development PJSC	43,212	152,055
Emaar Properties PJSC	247,401	913,872
		1,242,326

United Kingdom 1.9%
Assura PLC	91,292	48,195
Big Yellow Group PLC	3,948	46,376
British Land Co. PLC	37,994	172,874
Cushman & Wakefield PLC *	18,664	221,915
Derwent London PLC	3,305	76,454
Grainger PLC	23,027	59,986
Hammerson PLC	3,355	11,496
Land Securities Group PLC	30,481	217,421
LondonMetric Property PLC	18,178	42,718
Primary Health Properties PLC	42,174	49,868
Rightmove PLC	3,189	27,022
Safestore Holdings PLC	5,372	41,060
Savills PLC	12,375	161,892
Segro PLC	18,065	160,625
Tritax Big Box REIT PLC	36,969	68,603
UNITE Group PLC	5,643	59,386
Workspace Group PLC	2,002	10,901
		1,476,792

United States 48.8%
Acadia Realty Trust	3,776	87,075
Agree Realty Corp.	1,199	88,486
Alexander & Baldwin, Inc.	5,498	99,569
Alexandria Real Estate Equities, Inc.	4,481	458,227
American Assets Trust, Inc.	2,830	63,562
American Homes 4 Rent, Class A	6,027	223,059
American Tower Corp.	9,327	1,917,818
Americold Realty Trust, Inc.	9,920	227,466
Anywhere Real Estate, Inc. *	12,047	41,803
Apple Hospitality REIT, Inc.	13,077	193,670
AvalonBay Communities, Inc.	3,319	750,691
Brandywine Realty Trust	8,690	43,884
Brixmor Property Group, Inc.	12,204	341,224
Broadstone Net Lease, Inc.	4,432	74,679
BXP, Inc.	9,013	639,292
Camden Property Trust	2,842	352,578
CareTrust REIT, Inc.	1,581	40,900
CBL & Associates Properties, Inc.	670	20,891
CBRE Group, Inc., Class A *	14,671	2,082,402
Centerspace	174	11,517
Chatham Lodging Trust	1,076	8,694
Claros Mortgage Trust, Inc.	7,904	18,416
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
5

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Compass, Inc., Class A *	25,824	232,158
COPT Defense Properties	5,357	144,800
CoStar Group, Inc. *	2,313	176,366
Cousins Properties, Inc.	7,133	216,344
Crown Castle, Inc.	14,507	1,365,109
CubeSmart	4,493	185,471
Curbline Properties Corp.	3,324	81,870
DiamondRock Hospitality Co.	15,291	125,845
Digital Realty Trust, Inc.	6,830	1,067,666
DigitalBridge Group, Inc.	4,872	55,395
Diversified Healthcare Trust	26,123	73,928
Douglas Emmett, Inc.	13,487	233,325
Easterly Government Properties, Inc.	4,764	53,690
EastGroup Properties, Inc.	603	110,259
Elme Communities	4,400	76,516
Empire State Realty Trust, Inc., Class A	9,795	90,800
EPR Properties	3,667	194,608
Equinix, Inc.	1,462	1,322,554
Equity LifeStyle Properties, Inc.	3,453	236,807
Equity Residential	10,798	800,888
Essential Properties Realty Trust, Inc.	1,718	56,213
Essex Property Trust, Inc.	1,551	483,245
eXp World Holdings, Inc.	6,542	66,140
Extra Space Storage, Inc.	2,691	410,539
Federal Realty Investment Trust	2,371	249,951
First Industrial Realty Trust, Inc.	2,500	142,700
Four Corners Property Trust, Inc.	1,880	54,050
Gaming & Leisure Properties, Inc.	6,349	318,402
GEO Group, Inc. *	5,450	149,112
Getty Realty Corp.	356	11,178
Global Net Lease, Inc.	11,965	95,720
HA Sustainable Infrastructure Capital, Inc.	370	10,630
Healthcare Realty Trust, Inc.	12,381	212,087
Healthpeak Properties, Inc.	22,996	470,498
Highwoods Properties, Inc.	7,173	208,949
Host Hotels & Resorts, Inc.	34,926	563,356
Howard Hughes Holdings, Inc. *	936	74,131
Hudson Pacific Properties, Inc.	36,686	120,330
Independence Realty Trust, Inc.	4,092	89,206
Industrial Logistics Properties Trust	4,753	18,727
InvenTrust Properties Corp.	1,928	57,416
Invitation Homes, Inc.	12,489	424,751
Iron Mountain, Inc.	7,572	705,483
JBG SMITH Properties	9,916	152,111
Jones Lang LaSalle, Inc. *	4,696	1,276,795
Kennedy-Wilson Holdings, Inc.	8,727	84,739
Kilroy Realty Corp.	6,539	233,442
Kimco Realty Corp.	17,527	387,347
Kite Realty Group Trust	4,526	103,781
Lamar Advertising Co., Class A	2,711	336,788
LTC Properties, Inc.	1,354	47,241
LXP Industrial Trust	10,671	95,612
Macerich Co.	15,792	284,888
Marcus & Millichap, Inc.	1,750	67,340
McGrath RentCorp	706	86,132
Medical Properties Trust, Inc.	65,726	387,783
Mid-America Apartment Communities, Inc.	3,283	551,938
National Health Investors, Inc.	1,263	90,519
National Storage Affiliates Trust	1,919	74,112
Newmark Group, Inc., Class A	9,693	142,196
NNN REIT, Inc.	4,550	193,147
Office Properties Income Trust	4,257	3,882
Omega Healthcare Investors, Inc.	7,386	272,100
Opendoor Technologies, Inc. *	6,690	8,965
Outfront Media, Inc.	9,352	173,947
Paramount Group, Inc.	7,570	34,141
Park Hotels & Resorts, Inc.	24,410	299,755
Peakstone Realty Trust	279	3,164
SECURITY	NUMBER OF SHARES	VALUE ($)
Pebblebrook Hotel Trust	7,351	90,785
Phillips Edison & Co., Inc.	3,511	130,609
Piedmont Office Realty Trust, Inc., Class A	5,478	41,578
Prologis, Inc.	10,508	1,302,151
Public Storage	2,556	776,053
Realty Income Corp.	10,211	582,333
Regency Centers Corp.	4,854	372,302
Rexford Industrial Realty, Inc.	2,305	95,243
RLJ Lodging Trust	15,714	145,512
Ryman Hospitality Properties, Inc.	948	93,748
Sabra Health Care REIT, Inc.	11,158	185,334
SBA Communications Corp.	1,499	326,632
Seaport Entertainment Group, Inc. *	56	1,312
Service Properties Trust	51,566	153,667
Simon Property Group, Inc.	8,434	1,569,483
SITE Centers Corp.	1,989	27,866
SL Green Realty Corp.	5,435	350,775
STAG Industrial, Inc.	3,714	133,630
Sun Communities, Inc.	3,113	423,835
Sunstone Hotel Investors, Inc.	11,790	123,559
Tanger, Inc.	3,349	118,722
Terreno Realty Corp.	990	67,142
UDR, Inc.	8,161	368,714
Uniti Group, Inc.	43,203	247,985
Urban Edge Properties	4,839	99,683
Ventas, Inc.	17,662	1,221,857
Veris Residential, Inc.	2,995	50,705
VICI Properties, Inc.	13,019	422,987
Vornado Realty Trust	14,415	606,007
Welltower, Inc.	10,993	1,687,535
WP Carey, Inc.	5,703	366,190
Xenia Hotels & Resorts, Inc.	8,422	113,192
Zillow Group, Inc., Class A *	270	20,085
Zillow Group, Inc., Class C *	642	49,216
		37,381,408
Total Common Stocks (Cost $59,452,206)		75,878,527

INVESTMENT COMPANIES 0.2% OF NET ASSETS

United States 0.2%
iShares Core U.S. REIT ETF	2,486	148,986
Total Investment Companies (Cost $142,080)		148,986

SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (c)(d)	860,879	860,879
Total Short-Term Investments (Cost $860,879)		860,879
Total Investments in Securities (Cost $60,455,165)		76,888,392

See financial notes
6
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of February 28, 2025 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 03/21/25	11	415,140	5,685
MSCI Emerging Markets Index, expires 03/21/25	4	219,300	(9,607)
			(3,922)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $794,876.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

% OF NET ASSETS
INDUSTRY WEIGHTINGS (a)
Real Estate Development	14.9%
Retail REITs	11.1%
Diversified Real Estate Activities	10.1%
Real Estate Operating Companies	7.6%
Health Care REITs	7.1%
Real Estate Services	6.9%
Office REITs	5.8%
Diversified REITs	5.8%
Multi-Family Residential REITs	5.3%
Industrial REITs	4.8%
Telecom Tower REITs	4.7%
Other Specialized REITs	3.2%
Data Center REITs	3.1%
Hotel & Resort REITs	2.7%
Self Storage REITs	2.0%
Single-Family Residential REITs	1.7%
Industrial Conglomerates	1.1%
Other (b)	1.3%
Short Term Investments	1.1%
Total	100.3%

(a)	Excludes derivatives.
(b)	Includes holdings within industries that are less than 1.0% of net assets.
Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended February 28, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value and Balance of Shares Held at February 28, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/25	BALANCE OF SHARES HELD AT 2/28/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

United States 0.0%
Ashford Hospitality Trust, Inc.	$—	$—	($31,879 )	($56,557 )	$43,689	$—	—	$—
Diversified Healthcare Trust	—	15,732	(389,037)	168,030	(256,221)	—	—	2,702
Total	$—	$15,732	($420,916 )	$111,473	($212,532 )	$—		$2,702

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$39,550,612	$—	$—	$39,550,612
Australia	—	2,450,768	—	2,450,768
Belgium	—	210,618	—	210,618
China	554,712	6,228,515	—	6,783,227
France	102,837	1,458,988	—	1,561,825
Germany	8,248	1,531,252	—	1,539,500
Hong Kong	545,030	7,300,266	0 *	7,845,296
Israel	54,885	349,478	—	404,363
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
7

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of February 28, 2025 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Japan	$298,080	$7,700,226	$—	$7,998,306
Jersey	—	143,168	—	143,168
Luxembourg	—	306,639	—	306,639
Netherlands	176,683	82,581	—	259,264
Philippines	53,509	436,705	—	490,214
Singapore	—	851,079	126,525	977,604
South Africa	259,878	374,547	—	634,425
Spain	—	247,264	—	247,264
Sweden	57,686	477,906	—	535,592
Switzerland	—	625,694	—	625,694
Taiwan	—	156,911	—	156,911
Thailand	78,808	359,311	—	438,119
United Arab Emirates	—	1,242,326	—	1,242,326
United Kingdom	521,625	955,167	—	1,476,792
Investment Companies[1]	148,986	—	—	148,986
Short-Term Investments[1]	860,879	—	—	860,879
Futures Contracts[2]	5,685	—	—	5,685
Liabilities
Futures Contracts[2]	(9,607)	—	—	(9,607)
Total	$43,268,536	$33,489,409	$126,525	$76,884,470

*	Level 3 amount shown includes securities determined to have no value at February 28, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
8
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Statement of Assets and Liabilities

As of February 28, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $60,455,165) including securities on loan of $794,876		$76,888,392
Cash		308,322
Foreign currency, at value (cost $82,854)		82,623
Deposit with broker for futures contracts		40,800
Receivables:
Dividends		131,734
Foreign tax reclaims		69,534
Investments sold		37,922
Fund shares sold		26,627
Income from securities on loan		7,333
Variation margin on future contracts	+	200
Total assets		77,593,487

Liabilities
Collateral held for securities on loan		860,879
Payables:
Fund shares redeemed		39,969
Investment adviser fees	+	22,568
Total liabilities		923,416
Net assets		$76,670,071

Net Assets by Source
Capital received from investors		$97,150,348
Total distributable loss	+	(20,480,277)
Net assets		$76,670,071

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$76,670,071		8,021,641		$9.56

See financial notes
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
9

Schwab Fundamental Global Real Estate Index Fund
Statement of Operations

For the period March 1, 2024 through February 28, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $137,253)		$2,680,176
Other Interest		3,591
Dividends received from securities - affiliated issuers		2,702
Securities on loan, net	+	107,784
Total investment income		2,794,253

Expenses
Investment adviser fees		306,670
Total expenses	–	306,670
Net investment income		2,487,583

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		111,473
Net realized losses on sales of securities - unaffiliated issuers		(3,821,565)
Net realized losses on futures contracts		(1,951)
Net realized losses on foreign currency transactions	+	(9,720)
Net realized losses		(3,721,763)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(212,532)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		11,549,657
Net change in unrealized appreciation (depreciation) on futures contracts		(4,401)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(201)
Net change in unrealized appreciation (depreciation)	+	11,332,523
Net realized and unrealized gains		7,610,760
Increase in net assets resulting from operations		$10,098,343
See financial notes
10
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/24-2/28/25		3/1/23-2/29/24
Net investment income		$2,487,583	$3,073,938
Net realized losses		(3,721,763)	(6,820,368)
Net change in unrealized appreciation (depreciation)	+	11,332,523	(153,730)
Increase (decrease) in net assets resulting from operations		$10,098,343	($3,900,160 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,869,714 )	($3,225,879 )

TRANSACTIONS IN FUND SHARES
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,651,897	$15,225,612	1,591,908	$13,942,158
Shares reinvested		242,156	2,206,575	259,725	2,328,187
Shares redeemed	+	(2,934,000)	(27,205,369)	(3,937,424)	(34,201,396)
Net transactions in fund shares		(1,039,947)	($9,773,182 )	(2,085,791)	($17,931,051 )

SHARES OUTSTANDING AND NET ASSETS
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,061,588	$79,214,624	11,147,379	$104,271,714
Total decrease	+	(1,039,947)	(2,544,553)	(2,085,791)	(25,057,090)
End of period		8,021,641	$76,670,071	9,061,588	$79,214,624
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
11

Schwab Fundamental Global Real Estate Index Fund
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2015 Fund
Schwab Fundamental U.S. Large Company Index Fund	Schwab Target 2020 Fund
Schwab Fundamental U.S. Small Company Index Fund	Schwab Target 2025 Fund
Schwab Fundamental International Equity Index Fund	Schwab Target 2030 Fund
Schwab Fundamental International Small Equity Index Fund	Schwab Target 2035 Fund
Schwab Fundamental Emerging Markets Equity Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Monthly Income Fund — Target Payout
Schwab International Index Fund	Schwab Monthly Income Fund — Flexible Payout
Schwab MarketTrack All Equity Portfolio™	Schwab Monthly Income Fund — Income Payout
Schwab MarketTrack Growth Portfolio™	Schwab Target 2010 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2015 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2020 Index Fund
Schwab International Opportunities Fund™	Schwab Target 2025 Index Fund
Schwab Balanced Fund	Schwab Target 2030 Index Fund
Schwab Core Equity Fund	Schwab Target 2035 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2040 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2045 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2050 Index Fund
Schwab Health Care Fund	Schwab Target 2055 Index Fund
Schwab International Core Equity Fund	Schwab Target 2060 Index Fund
Schwab Target 2010 Fund	Schwab Target 2065 Index Fund
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Fundamental Global Real Estate Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of global real estate equities based on their fundamental size and weight.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about
12
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets ( i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
The fund may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
13

Schwab Fundamental Global Real Estate Index Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of February 28, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently
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Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2025, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2025, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the fund’s Statement of Operations, if any. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
15

Schwab Fundamental Global Real Estate Index Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and the fund, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds. Such expenses are reflected in the NAVs of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations, if any. Foreign taxes accrued as of February 28, 2025, are reflected in the fund’s Statement of Assets and Liabilities, if any.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
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Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes (continued)

 3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the fund.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.39% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended February 28, 2025, the fund’s purchases and sales of securities with other funds in the Fund Complex was $2,715,078 and $3,942,643, respectively and includes net realized gain of $703,850.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
17

Schwab Fundamental Global Real Estate Index Fund
Financial Notes (continued)

 6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash.
As of February 28, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$5,685	$5,685
Liability Derivatives
Futures Contracts[2]	($9,607 )	($9,607 )

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

[2]
Includes cumulative unrealized depreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended February 28, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	($1,951 )	($1,951 )
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	($4,401 )	($4,401 )

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended February 28, 2025, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$543,745	13

7. Purchases and Sales of Investment Securities:
For the period ended February 28, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$19,932,705	$29,610,438

8. Federal Income Taxes:
As of February 28, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$71,187,803	$21,688,167	($15,991,500 )	$5,696,667

18
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes (continued)

8. Federal Income Taxes (continued):
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of February 28, 2025, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$256,569	$5,696,667	($2,616 )	($26,430,897 )	($20,480,277 )
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2025, the fund had capital loss carryforwards of $26,430,897.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$2,869,714	$3,225,879
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of February 28, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended February 28, 2025, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no other subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
19

Schwab Fundamental Global Real Estate Index Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Fundamental Global Real Estate Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Fundamental Global Real Estate Index Fund (the “Fund”), one of the funds constituting Schwab Capital Trust, as of February 28, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
April 16, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
20
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

MFR85263-10
00312264

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19:	Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b) A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	April 16, 2025